UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Enhanced Global Bond Fund

(On October 2, 2017, Deutsche Enhanced Global Bond Fund will be renamed Deutsche High Conviction Global Bond Fund.)

		Principal Amount ($) (a)	Value ($)
Bonds 89.0%
Argentina 0.8%
Republic of Argentina, REG S, 3.875%, 1/15/2022 (Cost $551,990)	EUR	500,000	589,059
Armenia 1.0%
Republic of Armenia, 144A, 6.0%, 9/30/2020 (Cost $729,750)		700,000	736,750
Australia 5.7%
Republic of Australia, Series 148, REG S, 2.75%, 11/21/2027	AUD	5,000,000	4,022,124
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		45,000	44,066
(Cost $3,977,982)			4,066,190
Azerbaijan 1.1%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026 (Cost $757,656)		705,000	775,148
Canada 0.5%
Enbridge, Inc., 5.5%, 12/1/2046		50,000	57,569
Transcanada Trust, 5.3%, 3/15/2077		265,000	274,275
(Cost $314,803)			331,844
Cayman Islands 1.9%
Latam Finance Ltd., 144A, 6.875%, 4/11/2024		1,200,000	1,230,600
Noble Holding International Ltd., 5.75%, 3/16/2018		10,000	10,050
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		85,000	84,822
5.75%, 12/1/2034		60,000	55,480
(Cost $1,354,607)			1,380,952
France 0.9%
BNP Paribas SA, 144A, 4.625%, 3/13/2027		300,000	318,246
Electricite de France SA, 144A, 4.75%, 10/13/2035		90,000	97,314
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	212,874
(Cost $610,486)			628,434
Germany 8.5%
Federal Republic of Germany, Series 172, REG S, 0.25%, 10/16/2020 (Cost $5,760,868)	EUR	5,000,000	6,069,191
Ghana 1.1%
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b) (Cost $710,000)		710,000	774,461
Honduras 0.6%
Government of Honduras, 144A, 6.25%, 1/19/2027 (Cost $430,000)		430,000	452,394
Hungary 1.1%
Republic of Hungary:
6.375%, 3/29/2021		600,000	676,057
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	100,986
(Cost $790,681)			777,043
Indonesia 8.3%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	33,440,000,000	2,714,302
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		2,000,000	2,161,860
Perusahaan Penerbit SBSN:
144A, 3.4%, 3/29/2022		785,000	796,775
144A, 4.325%, 5/28/2025		200,000	208,500
(Cost $5,766,946)			5,881,437
Jamaica 1.2%
Government of Jamaica, 8.0%, 3/15/2039 (Cost $844,207)		740,000	880,637
Japan 9.2%
Japan Government Thirty Year Bond:
Series 52, 0.5%, 9/20/2046	JPY	117,000,000	965,090
Series 25, 2.3%, 12/20/2036	JPY	210,000,000	2,509,885
Japan Government Twenty Year Bond, Series 92, 2.1%, 12/20/2026	JPY	285,000,000	3,077,829
(Cost $6,685,424)			6,552,804
Kazakhstan 3.4%
KazAgro National Management Holding JSC, REG S, 3.255%, 5/22/2019 (Cost $2,206,956)	EUR	2,000,000	2,404,299
Malaysia 2.8%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (Cost $2,000,000)		2,000,000	2,001,800
Mexico 3.7%
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	263,125
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	7,894,733	420,868
Petroleos Mexicanos:
REG S, 3.75%, 2/21/2024	EUR	840,000	1,039,404
144A, 5.375%, 3/13/2022		236,000	251,458
144A, 6.5%, 3/13/2027		575,000	633,075
(Cost $2,342,175)			2,607,930
Namibia 0.7%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $495,215)		500,000	515,725
Netherlands 0.5%
ING Groep NV, 3.95%, 3/29/2027		200,000	209,502
LYB International Finance II BV, 3.5%, 3/2/2027		115,000	115,181
(Cost $313,551)			324,683
Nigeria 1.2%
Africa Finance Corp., 144A, 3.875%, 4/13/2024 (Cost $883,263)		890,000	884,838
Peru 0.8%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022 (Cost $517,500)		500,000	535,630
Portugal 1.3%
Portugal Obrigacoes do Tesouro, REG S, 144A, 4.35%, 10/16/2017	EUR	440,000	525,553
Republic of Portugal, 144A, 5.125%, 10/15/2024		400,000	409,720
(Cost $1,043,841)			935,273
Sri Lanka 3.1%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	508,750
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	204,999
144A, 5.75%, 1/18/2022		1,000,000	1,044,782
144A, 6.2%, 5/11/2027		445,000	458,351
(Cost $2,192,500)			2,216,882
United Kingdom 0.6%
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	210,115
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		200,000	204,646
(Cost $400,938)			414,761
United States 29.0%
Ares Capital Corp., 3.625%, 1/19/2022		60,000	61,008
AT&T, Inc.:
3.4%, 5/15/2025		140,000	137,915
4.25%, 3/1/2027		105,000	107,969
4.5%, 5/15/2035		90,000	87,648
BMW U.S. Capital LLC, 144A, 3.3%, 4/6/2027		220,000	222,642
Broadcom Corp.:
144A, 3.0%, 1/15/2022		105,000	106,601
144A, 3.625%, 1/15/2024		120,000	123,487
CA, Inc., 3.6%, 8/15/2022		60,000	61,574
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		80,000	78,899
(REIT), 5.95%, 12/15/2026 (b)		110,000	110,333
CF Industries, Inc., 144A, 4.5%, 12/1/2026		20,000	20,782
Charter Communications Operating LLC:
3.579%, 7/23/2020		50,000	51,711
4.908%, 7/23/2025		30,000	32,238
Churchill Downs, Inc., 5.375%, 12/15/2021		17,000	17,680
Dell International LLC:
144A, 4.42%, 6/15/2021		390,000	411,598
144A, 8.1%, 7/15/2036		40,000	50,436
DXC Technology Co., 144A, 4.75%, 4/15/2027		285,000	300,283
Energy Transfer LP, 5.95%, 10/1/2043		30,000	31,533
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 3.366% *, 9/25/2028		410,185	415,969
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		539,564	51,503
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		314,326	44,979
5.5%, 6/1/2035		748,491	839,478
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		227,817	44,326
FS Investment Corp., 4.75%, 5/15/2022		80,000	83,374
General Motors Co., 6.6%, 4/1/2036		30,000	35,261
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	21,200
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		254,753	33,517
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		391,305	8,339
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		242,967	40,911
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		372,810	17,073
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		202,003	1,971
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		227,418	41,474
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		284,278	48,143
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		197,075	34,046
7.0%, 1/15/2029		36,474	37,673
Hess Corp.:
5.6%, 2/15/2041		135,000	135,259
5.8%, 4/1/2047		65,000	66,075
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		190,000	204,414
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	97,362
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		314,666	315,834
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		60,000	56,588
Marathon Oil Corp., 5.2%, 6/1/2045		80,000	79,514
Nordstrom, Inc.:
4.0%, 3/15/2027		60,000	59,527
5.0%, 1/15/2044		95,000	93,342
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		105,000	105,555
(REIT), 4.95%, 4/1/2024		60,000	62,836
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		256,765	258,393
Plains All American Pipeline LP:
2.85%, 1/31/2023		55,000	53,543
4.3%, 1/31/2043		80,000	68,857
4.5%, 12/15/2026		150,000	153,574
Regency Energy Partners LP, 4.5%, 11/1/2023		40,000	41,978
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		205,000	208,174
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	60,738
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	39,089
The Gap, Inc., 5.95%, 4/12/2021 (b)		170,000	184,518
U.S. Treasury Bill, 0.59% **, 8/10/2017 (c)		1,243,000	1,242,707
U.S. Treasury Notes:
0.75%, 10/31/2017 (d)		3,370,000	3,367,068
1.625%, 7/31/2019		8,500,000	8,543,826
1.75%, 5/31/2022		50,000	49,828
2.0%, 5/31/2024		54,000	53,688
2.375%, 5/15/2027		85,000	85,608
Verizon Communications, Inc., 2.625%, 8/15/2026		225,000	208,239
Viacom, Inc.:
5.875%, 2/28/2057		55,000	56,375
6.25%, 2/28/2057		60,000	61,650
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-SG1, 3.789%, 9/15/2048		750,000	788,329
(Cost $20,637,313)			20,616,062
Total Bonds (Cost $62,318,652)			63,354,227
		Shares	Value ($)
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (e) (f) (Cost $1,115,805)		1,115,805	1,115,805
Cash Equivalents 10.8%
Deutsche Central Cash Management Government Fund, 1.07% (e) (Cost $7,701,744)		7,701,744	7,701,744
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,136,201) †		101.4	72,171,776
Other Assets and Liabilities, Net		(1.4)	(993,851)
Net Assets		100.0	71,177,925

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $71,279,110. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $892,666. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,541,342 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $648,676.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $1,065,135, which is 1.5% of net assets.
(c)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At July 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Mini Japanese Government Bond	JPY	9/11/2017	15	2,042,814	(7,010)
United Kingdom Long Gilt Bond	GBP	9/27/2017	27	4,489,313	(80,192)
Total unrealized depreciation					(87,202)

At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/20/2017	56	7,049,875	(2,735)

At July 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)
5/9/2016 5/9/2026	1,100,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(30,210)	(19,381)
12/16/2015 9/16/2020	3,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(71,083)	(72,942)
Total unrealized depreciation				(92,323)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2017 is 1.31%.
As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	874,246	JPY	97,000,000	8/28/2017	6,577	Credit Agricole
USD	2,292,637	MXN	41,820,000	8/28/2017	46,670	National Australia Bank Ltd.
USD	4,239,058	EUR	3,717,000	8/28/2017	167,041	Citigroup, Inc.
Total unrealized appreciation					220,288
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	41,820,000	USD	2,304,108	8/28/2017	(35,200)	National Australia Bank Ltd.
EUR	12,632,000	USD	14,189,777	8/28/2017	(784,082)	Citigroup, Inc.
AUD	5,050,000	USD	3,952,351	8/28/2017	(86,372)	Citigroup, Inc.
Total unrealized depreciation					(905,654)

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Bonds	$—	$63,354,227	$—	$63,354,227
Short-Term Investments (g)	8,817,549	—	—	8,817,549
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	220,288	—	220,288
Total	$8,817,549	$63,574,515	$—	$72,392,064
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(89,937)	$—	$—	$(89,937)
Interest Rate Swap Contracts	—	(92,323)	—	(92,323)
Forward Foreign Currency Exchange Contracts	—	(905,654)	—	(905,654)
Total	$(89,937)	$(997,977)	$—	$(1,087,914)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (685,366)
Interest Rate Contracts	$ (89,937)	$ (92,323)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017